Share capital and share-based payments - (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Share	Dec. 31, 2018 CAD ($) Share	Dec. 31, 2017 USD ($) Share	Dec. 31, 2017 CAD ($) Share	Jun. 29, 2012 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 1,542		$ 1,198
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Current maximum number of common shares authorized | shares					8,000,000
Number of RSU's granted under tranche two | Share	679,627	679,627	1,126,254	1,126,254
Fair value of RSU's granted under tranche two		$ 3.28
Weighted average fair value of RSUs exercised under tranche two		2.12		$ 3.49
Weighted average fair value of RSUs forfeited under tranche two		1.52		2.43
Weighted average fair value of RSUs outstanding under tranche two		$ 3,010		$ 2,450